INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Total	R$ 348,755	R$ 410,413
Cost
INVENTORIES
Materials for resale	325,850	377,465
Materials for consumption	57,740	77,732
Other inventories	7,822	7,892
Total	391,412	463,089
Estimated impairment losses
INVENTORIES
Total	R$ (42,657)	R$ (52,676)